Regulatory Capital Information (Tables)	12 Months Ended
Dec. 31, 2023
Regulatory Capital Information [Abstract]
Transitional template for regulatory capital RWA and capital ratios [text block table]	Own Funds Template (incl. RWA and capital ratios) Dec 31, 2023 Dec 31, 2022 in € m. CRR/CRD CRR/CRD Common Equity Tier 1 (CET 1) capital: instruments and reserves Capital instruments, related share premium accounts and other reserves 44,908 45,458 Retained earnings 16,509 12,305 Accumulated other comprehensive income (loss), net of tax (1,760) (1,314) Independently reviewed interim profits net of any foreseeable charge or dividend1 3,493 4,183 Other 973 1,002 Common Equity Tier 1 (CET 1) capital before regulatory adjustments 64,124 61,634 Common Equity Tier 1 (CET 1) capital: regulatory adjustments Additional value adjustments (negative amount) (1,727) (2,026) Other prudential filters (other than additional value adjustments) (126) 600 Goodwill and other intangible assets (net of related tax liabilities) (negative amount) (5,014) (5,024) Deferred tax assets that rely on future profitability excluding those arising fromtemporary differences (net of related tax liabilities where the conditions in Art. 38 (3)CRR are met) (negative amount) (4,207) (3,244) Negative amounts resulting from the calculation of expected loss amounts (2,386) (466) Defined benefit pension fund assets (net of related tax liabilities) (negative amount) (920) (1,149) Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount) (0) (0) Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount) 0 0 Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount) 0 0 Other regulatory adjustments2 (1,679) (2,225) Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital (16,058) (13,536) Common Equity Tier 1 (CET 1) capital 48,066 48,097 Additional Tier 1 (AT1) capital: instruments Capital instruments and the related share premium accounts 8,578 8,578 Amount of qualifying items referred to in Art. 484 (4) CRR and the related sharepremium accounts subject to phase out from AT1 0 0 Additional Tier 1 (AT1) capital before regulatory adjustments 8,578 8,578 Additional Tier 1 (AT1) capital: regulatory adjustments Direct, indirect and synthetic holdings by an institution of own AT1 instruments(negative amount) (250) (60) Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR Other regulatory adjustments 0 0 Total regulatory adjustments to Additional Tier 1 (AT1) capital (250) (60) Additional Tier 1 (AT1) capital 8,328 8,518 Tier 1 capital (T1 = CET 1 + AT1) 56,395 56,616 Tier 2 (T2) capital 8,610 9,531 Total capital (TC = T1 + T2) 65,005 66,146 Total risk-weighted assets 349,742 360,003 Capital ratios Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets) 13.7 13.4 Tier 1 capital ratio (as a percentage of risk-weighted assets) 16.1 15.7 Total capital ratio (as a percentage of risk-weighted assets) 18.6 18.4 N/M – Not meaningful 1 Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4) 2 Includes capital deductions of € 1.4 billion (Dec 2022: € 1.2 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.3 billion (Dec 2022: € 1.0 billion) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures, € 0.9 million (Dec 2022: € 7.4 million) resulting from minimum value commitments as per Article 36 (1)(n) of the CRR and CET 1 shows no change in the current year, but a decrease of € 14.7 million for the year 2022 from IFRS 9 transitional provision as per Article 473a of the CRR
Reconciliation of Shareholders Equity to Regulatory Capital [text block table]	Reconciliation of shareholders’ equity to Own Funds CRR/CRD in € m. Dec 31, 2023 Dec 31, 2022 Total shareholders’ equity per accounting balance sheet (IASB IFRS) 65,999 61,772 Difference between equity per IASB IFRS / EU IFRS³ (1,513) 187 Total shareholders’ equity per accounting balance sheet (EU IFRS) 64,486 61,959 Deconsolidation/Consolidation of entities (35) 29 Of which: Additional paid-in capital 0 0 Retained earnings (35) 29 Accumulated other comprehensive income (loss), net of tax 0 0 Total shareholders' equity per regulatory balance sheet 64,451 61,988 Minority Interests (amount allowed in consolidated CET 1) 973 1,002 AT1 coupon and shareholder dividend deduction1 (1,279) (1,342) Capital instruments not eligible under CET 1 as per CRR 28(1) (21) (14) Common Equity Tier 1 (CET 1) capital before regulatory adjustments 64,124 61,634 Additional value adjustments (1,727) (2,026) Other prudential filters (other than additional value adjustments) (126) 600 Goodwill and other intangible assets (net of related tax liabilities) (negative amount) (5,014) (5,024) Deferred tax assets that rely on future profitability (4,207) (3,244) Defined benefit pension fund assets (net of related tax liabilities) (negative amount) (920) (1,149) Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entitieswhere the institution has a significant investment in those entities 0 0 Other regulatory adjustments2 (4,065) (2,691) Common Equity Tier 1 capital 48,066 48,097 1 Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4) 2 Includes capital deductions of € 1.4 billion (Dec 2022: € 1.2 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.3 billion (Dec 2022: € 1.0 billion) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures, € 0.9 million (Dec 2022: € 7.4 million) resulting from minimum value commitments as per Article 36 (1)(n) of the CRR and CET 1 shows no change in the current year, but a decrease of € 14.7 million for the year 2022 from IFRS 9 transitional provision as per Article 473a of the CRR 3 Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in the chapter " Material Accounting Policies and Critical Accounting Estimates". These rules were initially applied in the first quarter 2020.